                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    09-30-00
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mairs and Power, Inc.
                 -------------------------------
   Address:      332 Minnesota St. # W-1420
                 -------------------------------
                 St. Paul, MN  55101
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William B. Frels
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   651-222-8478
         -------------------------------

Signature, Place, and Date of Signing:
/s/ William B. Frels                St. Paul, MN       08-14-2000
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                                    FORM 13F
  Mairs and Power, Inc.
  Discretionary Clients' Holdings as of 09-30-00

  Item 1                             Item 2      Item 3       Item 4            Item 5             Item 6    Item 7      Item 8
                                     Title of                 Market
  Name of Issuer                     Class       CUSIP        Value             Shares    SH/PRN   Invstmt   Managers    Voting
                                                                                                   Discr                 Authority
                                                                                                                         SOLE
  COMMON STOCK
  Abbott Laboratories                COM         002824100       2,335,319         49,100  SHR      SOLE                     49,100
  ADC Telecom                        COM         000886101      37,641,497      1,399,800  SHR      SOLE                  1,399,800
  Adobe Systems                      COM         00724F101         248,400          1,600  SHR      SOLE                      1,600
  Aegon NV                           COM         007924103         283,189          7,628  SHR      SOLE                      7,628
  Allstate Corp                      COM         020002101         486,500         14,000  SHR      SOLE                     14,000
  Am Home Products                   COM         026609107       1,627,869         28,780  SHR      SOLE                     28,780
  American Express                   COM         025816109       2,086,580         34,347  SHR      SOLE                     34,347
  American Greetings                 COM         026375105         958,125         54,750  SHR      SOLE                     54,750
  American Int'l Group               COM         026874107         953,239          9,962  SHR      SOLE                      9,962
  American Water Works               COM         030411102         275,625         10,000  SHR      SOLE                     10,000
  Amgen                              COM         031162100         754,144         10,800  SHR      SOLE                     10,800
  Anadarko Pete Corp                 COM         032511107         516,394          7,770  SHR      SOLE                      7,770
  Archer-Daniels                     COM         039483102         173,354         20,099  SHR      SOLE                     20,099
  AT & T                             COM         001957109       1,154,640         39,307  SHR      SOLE                     39,307
  Automatic Data Proc                COM         053015103         668,750         10,000  SHR      SOLE                     10,000
  Bank of America Corp               COM         060505104         419,000          8,000  SHR      SOLE                      8,000
  Bankamerica Corp                   COM         066050105       1,710,930         32,667  SHR      SOLE                     32,667
  Baxter International               COM         071813109      27,155,405        340,240  SHR      SOLE                    340,240
  Bemis                              COM         081437105      16,836,712        524,100  SHR      SOLE                    524,100
  Bestfoods                          COM         08658U101         322,428          4,432  SHR      SOLE                      4,432
  BMC Industries                     COM         055607105       8,365,844      1,216,850  SHR      SOLE                  1,216,850
  BP Amoco PLC ADR                   COM         055622104       4,519,836         85,280  SHR      SOLE                     85,280
  Briggs & Stratton                  COM         109043109         264,687          7,000  SHR      SOLE                      7,000
  Bristol-Myers Squibb               COM         110122108       4,985,870         87,280  SHR      SOLE                     87,280
  Burlington Northern                COM         12189T104         704,878         32,690  SHR      SOLE                     32,690
  Burlington Resources               COM         122014103       2,757,882         74,917  SHR      SOLE                     74,917
  Cardinal Health                    COM         14149Y108         668,549          7,581  SHR      SOLE                      7,581

                                    FORM 13F
  Mairs and Power, Inc.
  Discretionary Clients' Holdings as of 09-30-00

  Item 1                             Item 2      Item 3       Item 4            Item 5             Item 6    Item 7      Item 8
                                     Title of                 Market
  Name of Issuer                     Class       CUSIP        Value             Shares    SH/PRN   Invstmt   Managers    Voting
                                                                                                   Discr                 Authority
                                                                                                                         SOLE
  Ceridian                           COM         15677T106      18,256,059        650,550  SHR      SOLE                    650,550
  Chevron                            COM         166751107         952,498         11,173  SHR      SOLE                     11,173
  Community First Bkshr              COM         203902101         522,063         29,726  SHR      SOLE                     29,726
  Community First Bkshr              COM         203902101         328,243         18,690  SHR      SOLE                     18,690
  Corning                            COM         219350105      14,964,345         50,385  SHR      SOLE                     50,385
  Covance Inc.                       COM         222816100         532,392         65,025  SHR      SOLE                     65,025
  Delta Air Lines                    COM         247361108         928,147         20,916  SHR      SOLE                     20,916
  Deluxe Corp                        COM         248019101      13,612,036        670,131  SHR      SOLE                    670,131
  Donaldson                          COM         257651109      17,384,400        790,200  SHR      SOLE                    790,200
  Dupont                             COM         263534109         238,017          5,744  SHR      SOLE                      5,744
  Ecolab Inc                         COM         278865100      21,481,998        595,688  SHR      SOLE                    595,688
  Edwards Lifesciences               COM         28176E108       1,302,839         59,729  SHR      SOLE                     59,729
  Emerson Electric                   COM         291011104      34,111,040        509,120  SHR      SOLE                    509,120
  Enron Corp                         COM         293561106       1,756,005         20,040  SHR      SOLE                     20,040
  Exxon Mobil Corp                   COM         30231g102       3,576,586         40,130  SHR      SOLE                     40,130
  Federal Natl Mtge                  COM         313586109         203,489          2,846  SHR      SOLE                      2,846
  First Data Corp                    COM         319963104         986,172         25,246  SHR      SOLE                     25,246
  Firstar                            COM         33761C103       1,885,944         84,288  SHR      SOLE                     84,288
  Firstar Corporation                COM         33763V109         510,150         22,800  SHR      SOLE                     22,800
  Franklin Resources Inc             COM                           444,300         10,000  SHR      SOLE                     10,000
  Freddie Mac Voting Shs             COM         313400301         424,931          7,860  SHR      SOLE                      7,860
  G & K Services Cl A                COM         361268105       3,311,375        118,000  SHR      SOLE                    118,000
  General Binding                    COM         369154109          73,750         10,000  SHR      SOLE                     10,000
  General Electric                   COM         369604103       2,205,970         38,240  SHR      SOLE                     38,240
  General Mills                      COM         370334104      21,744,163        612,512  SHR      SOLE                    612,512
  Genuine Parts                      COM         372460105         266,875         14,000  SHR      SOLE                     14,000
  Gillette Company                   COM         375766102         626,762         20,300  SHR      SOLE                     20,300
  Graco Inc                          COM         384109104      27,291,337        846,243  SHR      SOLE                    846,243
  HB Fuller                          COM         359694106      13,421,362        466,830  SHR      SOLE                    466,830
  Hershey                            COM         427866108         589,962         10,900  SHR      SOLE                     10,900

                                    FORM 13F
  Mairs and Power, Inc.
  Discretionary Clients' Holdings as of 09-30-00

  Item 1                             Item 2      Item 3       Item 4            Item 5             Item 6    Item 7      Item 8
                                     Title of                 Market
  Name of Issuer                     Class       CUSIP        Value             Shares    SH/PRN   Invstmt   Managers    Voting
                                                                                                   Discr                 Authority
                                                                                                                         SOLE
  Hewlett-Packard                    COM         428236103         559,399          5,767  SHR      SOLE                      5,767
  Home Depot                         COM         437076102         865,502         16,311  SHR      SOLE                     16,311
  Honeywell Inc                      COM         438516106      22,791,290        639,755  SHR      SOLE                    639,755
  Hormel                             COM         440452100      21,405,891      1,282,750  SHR      SOLE                  1,282,750
  IBM                                COM         459200101       3,104,775         27,598  SHR      SOLE                     27,598
  Ingersoll Rand                     COM         456866102         348,066         10,275  SHR      SOLE                     10,275
  Intel                              COM         458140100       3,826,576         92,068  SHR      SOLE                     92,068
  J.P. Morgan                        COM         616880100       1,188,553          7,275  SHR      SOLE                      7,275
  Jefferson-Pilot                    COM         475070108         343,583          5,062  SHR      SOLE                      5,062
  Johnson & Johnson                  COM         478160104      28,224,085        300,456  SHR      SOLE                    300,456
  Kimberly-Clark                     COM         494368103       3,125,500         56,000  SHR      SOLE                     56,000
  Lucent Tech                        COM         549463107       1,499,824         49,074  SHR      SOLE                     49,074
  M.STNLY D. Witter                  COM                           365,750          4,000  SHR      SOLE                      4,000
  Medtronic Inc                      COM         585055106      35,610,731        687,300  SHR      SOLE                    687,300
  Merck & Co                         COM         589331107       2,234,018         30,012  SHR      SOLE                     30,012
  Merrill Lynch                      COM         590188108       1,240,800         18,800  SHR      SOLE                     18,800
  Microsoft                          COM         594918104         565,912          9,383  SHR      SOLE                      9,383
  Minnesota Mining                   COM         604059105      29,929,095        328,440  SHR      SOLE                    328,440
  Monsanto                           COM         611662107         368,347          6,120  SHR      SOLE                      6,120
  Motorola                           COM         620076109       1,444,422         51,130  SHR      SOLE                     51,130
  MTS Systems                        COM         553777103      12,250,098      1,750,014  SHR      SOLE                  1,750,014
  Murphy Oil                         COM         626717102         401,837          6,200  SHR      SOLE                      6,200
  Newell Rubbermaid                  COM         651192106       1,130,359         49,550  SHR      SOLE                     49,550
  Nokia                              COM         654902204         457,844         11,500  SHR      SOLE                     11,500
  Pacific Centy Finl Corp.           COM         694058108         890,500         52,000  SHR      SOLE                     52,000
  Patterson Dental                   COM         703412106       2,256,750        100,300  SHR      SOLE                    100,300
  Pentair Inc                        COM         709631105       2,503,800         93,600  SHR      SOLE                     93,600
  Pfizer Inc                         COM         717081103      32,997,157        734,290  SHR      SOLE                    734,290
  Procter & Gamble                   COM         742718109         624,842          9,326  SHR      SOLE                      9,326
  Providian Financial                COM         74406A102         477,012          3,756  SHR      SOLE                      3,756

                                    FORM 13F
  Mairs and Power, Inc.
  Discretionary Clients' Holdings as of 09-30-00

  Item 1                             Item 2      Item 3       Item 4            Item 5             Item 6    Item 7      Item 8
                                     Title of                 Market
  Name of Issuer                     Class       CUSIP        Value             Shares    SH/PRN   Invstmt   Managers    Voting
                                                                                                   Discr                 Authority
                                                                                                                         SOLE
  Qwest Communications               COM         749121109       1,237,513         25,748  SHR      SOLE                     25,748
  Royal Dutch Petrol                 COM         780257804       1,720,206         28,700  SHR      SOLE                     28,700
  SAFECO Corp                        COM         786429100         235,712          8,650  SHR      SOLE                      8,650
  SBC Communications                 COM         78387G103         317,650          6,353  SHR      SOLE                      6,353
  Schlumberger Ltd                   COM         806857108       5,002,131         60,770  SHR      SOLE                     60,770
  Service Master                     COM         81760N109         383,150         38,800  SHR      SOLE                     38,800
  Sigma Aldrich                      COM         826552101         881,100         26,700  SHR      SOLE                     26,700
  Silicon Graphics                   COM         827056102         215,325         52,200  SHR      SOLE                     52,200
  SNAP ON Inc.                       COM         833034101         492,456         20,900  SHR      SOLE                     20,900
  St. Jude Medical                   COM         790849103      26,401,833        517,683  SHR      SOLE                    517,683
  St. Paul Cos                       COM         792860108      32,508,181        659,228  SHR      SOLE                    659,228
  State Street Corp                  COM         857477103         272,220          2,094  SHR      SOLE                      2,094
  Sturm Ruger                        COM         864159108         196,500         24,000  SHR      SOLE                     24,000
  Super Valu                         COM         868536103      14,197,912        942,600  SHR      SOLE                    942,600
  Sycamore Networks, Inc.            COM                           285,552          2,644  SHR      SOLE                      2,644
  Target Corp                        COM         87612E106      26,371,712      1,029,140  SHR      SOLE                  1,029,140
  TCF Financial                      COM         872275102      29,582,731        786,252  SHR      SOLE                    786,252
  Toro                               COM         891092108      14,773,752        469,008  SHR      SOLE                    469,008
  Tyco                               COM         902124106         311,250          6,000  SHR      SOLE                      6,000
  United Healthcare                  COM         910581107         498,687          5,050  SHR      SOLE                      5,050
  US Bancorp                         COM         902973106      16,895,083        742,641  SHR      SOLE                    742,641
  Valspar                            COM         920355104      14,313,574        622,600  SHR      SOLE                    622,600
  Verizon Comm                       COM         92343v104       3,248,461         67,065  SHR      SOLE                     67,065
  Vodafone                           COM         92857T107         218,300          5,900  SHR      SOLE                      5,900
  Waste Mgmt Inc Del                 COM         94106L109         549,281         31,500  SHR      SOLE                     31,500
  Wells Fargo & Co                   COM         669380107      39,856,891        867,633  SHR      SOLE                    867,633
  Weyerhaeuser                       COM         962166104       9,011,700        223,200  SHR      SOLE                    223,200
  Xcel Energy Inc.                   COM                           277,640         10,096  SHR      SOLE                     10,096

                                                               776,097,677     23,667,559                                23,667,559

                                    FORM 13F
  Mairs and Power, Inc.
  Discretionary Clients' Holdings as of 09-30-00

  Item 1                             Item 2      Item 3       Item 4            Item 5             Item 6    Item 7      Item 8
                                     Title of                 Market
  Name of Issuer                     Class       CUSIP        Value             Shares    SH/PRN   Invstmt   Managers    Voting
                                                                                                   Discr                 Authority
                                                                                                                         SOLE


  PREFERRED STOCK

  Barclays Pfd. E                                06738C83          411,187         17,000  SHR      SOLE                     17,000


  PREFERRED STOCK SUBTOTAL                                         411,187         17,000                                    17,000

  MUTUAL FUNDS

  Acorn Fund                                                       196,804         10,435  SHR      SOLE                     10,435
  Dean Witter US Govt Sec                        616969200          87,822         10,048  SHR      SOLE                     10,048
  Fidelity Magellan                                                240,809          1,799  SHR      SOLE                      1,799
  New Perspective Fund                           648018109         272,102          9,491  SHR      SOLE                      9,491
  Paine Webber US Govt Income Fu                                   152,730         17,863  SHR      SOLE                     17,863
  SIT Large Cap Growth Fund                      829797109         289,702          4,642  SHR      SOLE                      4,642
  SIT Mid Cap Growth Fund                        829796101         308,400         12,000  SHR      SOLE                     12,000
  SIT MN Tax Free Income Fund                    82979K100         410,492         41,844  SHR      SOLE                     41,844
  Unts EIF Internet 2000-A                       29471q200          59,211         47,712  SHR      SOLE                     47,712
  Vanguard Index Tr 500                          922908108         367,566          2,772  SHR      SOLE                      2,772
  Wells Fargo Equity Income Fund                                   330,177          8,000  SHR      SOLE                      8,000

  MUTUAL FUND SUBTOTAL                                           2,715,815        166,607                                   166,607

  GRAND TOTALS                                                 779,224,679     23,851,166                                23,851,166